INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal Statutory Income Tax Rate, description						the $21.5 million Federal NOL carryforwards, $2.5 million are pre-2018 and begin to expire in 2031. The remaining balance of $19 million, are limited to utilization of 80% of taxable income but do not have an expiration
Net operating loss carry forward						$ 21,516,941
Income tax expenses benefit	$ 0	$ 65,873	$ 93,171	$ 0	$ 65,873	0	$ 775,051
Greece [Member]
Corporate tax rate				22.00%
United Kingdom [Member]
Corporate tax rate				25.00%
United States [Member]
Net operating loss carry forward						1,753,800
Greek [Member]
Net operating loss carry forward						$ 2,240,902